UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  320 Park Avenue, 10th Floor
          New York, New York 10022


13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Bunyaner
Title:    Managing Member
Phone:    (212) 415-7272


Signature, Place and Date of Signing:


/s/ Michael Bunyaner         New York, New York                    8/14/06
----------------------      -----------------------             --------------
     [Signature]               [City, State]                        [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $4,722
                                         (thousands)


List of Other Included Managers:  None


                                                    FORM 13F INFORMATION TABLE




COLUMN 1                    COLUMN  2     COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                            TITLE                       VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              OF CLASS      CUSIP        (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------              --------      -----        --------      -------   --- ----   ----------  --------  ----  ------  ----
FEDERAL HOME LN MTG CORP    COM           313400301      496            8700   SH          Sole                  8700
PEABODY ENERGY CORP         COM           704549104      702           12600   SH          Sole                 12600
PRECISION CASTPARTS CORP    COM           740189105      352            5885   SH          Sole                  5885
SLM CORP                    COM           78442P106     1424           26900   SH          Sole                 26900
TYCO INTL LTD NEW           COM           902124106     1130           41100   SH          Sole                 41100
US BANCORP DEL              COM NEW       902973304      618           20000   SH          Sole                 20000




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